OTHER PAYABLES - Related Party (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Other Payables [Line Items]
Total	$ 344,617	¥ 2,366,410		¥ 3,255,810
Related Party [Member]
Other Payables [Line Items]
Expenses paid by the major shareholders		2,029,908	$ 295,612	2,767,349
Due to family member of the owner of BHD				193,143
Due to management staff for costs incurred on behalf of the Company		260,965	38,004	250,965
Total		¥ 2,290,873	$ 333,616	¥ 3,211,457